Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Income tax expense at statutory enacted rate	$ 25,680	[1]	$ 14,240	[1]	$ 12,793	[1]
Foreign tax rate differential	(12,682)		(6,717)		(6,114)
Dutch tax ruling-innovation box regime	22,616		(2,224)		(1,103)
Dutch tax ruling-tax restructuring deferred tax asset					(58,494)
Dutch tax ruling-additional tax benefit			(3,623)		(1,618)
Non-deductible expenses	2,075		4,170		3,200
Valuation allowance	(187)		5,512		4,220
Other	1,504		(217)		(2,144)
Income tax provision (benefit)	$ 39,006		$ 11,141		$ (49,260)

[1]	The statutory rate was 25% in 2011, 2012 and 2013.